Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.9%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.11% (A), 04/14/2029 (B)	$ 277,441	$ 277,444
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 11/10/2030 (B)	1,100,000	1,100,379
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.18% (A), 07/15/2030 (B)	200,000	200,011
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 05/15/2037 (B)	500,000	500,158
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.18% (A), 05/15/2036 (B)	300,000	300,001
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 1.29% (A), 01/25/2045	137,297	138,102
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.25% (A), 06/15/2031 (B)	700,000	700,269
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 10/24/2030 (B)	400,000	400,115
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/15/2027 (B)	644,327	644,355
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	114,592	114,896
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.15% (A), 06/25/2035	300,000	300,790
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.18% (A), 01/21/2028 (B)	221,055	221,067
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 1.14% (A), 02/18/2038 (B)	400,000	400,091

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	$ 300,000	$ 299,984
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	382,924	380,596
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 07/15/2030 (B)	250,000	250,006
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 07/20/2030 (B)	300,000	300,014
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	425,863	428,735
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.25% (A), 06/15/2039 (B)	400,000	400,000
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.21% (A), 05/15/2036 (B)	188,623	188,623
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 1.17% (A), 10/15/2030 (B)	300,000	300,007
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.91% (A), 10/25/2034	213,494	212,971
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 1.21% (A), 01/29/2030 (B)	250,000	250,009
Mountain View CLO Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 0.93% (A), 10/15/2026 (B)	8,827	8,827
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	11,370	11,421
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.15% (A), 05/16/2030 (B)	300,000	300,015
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.02% (A), 11/15/2026 (B)	124,667	124,701
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 0.97% (A), 07/20/2029 (B)	600,000	600,215

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	$ 202,881	$ 205,532
Pretium Mortgage Credit Partners I LLC
Series 2020-RPL2, Class A1,
3.18% (A), 06/27/2069 (B)	1,878,331	1,882,919
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	200,000	193,385
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.17% (A), 10/23/2030 (B)	400,000	400,068
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.76% (A), 11/25/2037	700,000	698,469
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.53% (A), 02/17/2032 (B)	388,201	393,294
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.30% (A), 07/20/2032 (B)	100,000	100,009
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.11% (A), 07/25/2030 (B)	400,000	400,005
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	500,000	481,143
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.03% (A), 05/21/2029 (B)	232,369	232,223
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	162,711	163,959
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	82,642	82,801
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.15% (A), 08/28/2029 (B)	800,000	800,011
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.07% (A), 06/20/2029 (B)	400,000	400,054

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.17% (A), 09/15/2030 (B)	$ 250,000	$ 250,069
Zais CLO Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.28% (A), 04/15/2028 (B)	123,761	123,775

Total Asset-Backed Securities (Cost $16,060,533)		16,161,518

CORPORATE DEBT SECURITIES - 31.8%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	100,000	100,869
3.63%, 02/01/2031	300,000	321,015
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	212,500
3.95%, 06/15/2023	100,000	101,500

		735,884

Airlines - 1.0%
Air Canada
3.88%, 08/15/2026 (B)	300,000	302,535
American Airlines Pass-Through Trust
3.00%, 04/15/2030	318,652	317,585
3.25%, 04/15/2030	79,732	76,984
3.50%, 08/15/2033	91,872	88,221
4.00%, 01/15/2027	47,471	46,068
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	173,532	174,005
3.80%, 03/20/2033 (B)	162,737	169,177
JetBlue Pass-Through Trust
4.00%, 05/15/2034	193,456	210,224
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	233,782
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	28,131	28,443
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	68,395	71,528
United Airlines Pass-Through Trust
2.88%, 04/07/2030	407,492	412,308
3.10%, 04/07/2030	407,492	406,299
5.88%, 04/15/2029	278,243	311,305

		2,848,464

Automobiles - 0.2%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	439,242

Banks - 6.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	430,228
Banco de Credito del Peru
4.65%, 09/17/2024 (B)	PEN 1,300,000	308,139
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	214,955
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,448,117
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	428,693

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3.25%, 02/12/2027 (C)	GBP 400,000	$ 576,849
3.65%, 03/16/2025	$ 500,000	537,277
BNP Paribas SA
Fixed until 02/25/2031 (D), 4.63% (A) (B) (E)	200,000	204,250
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	900,000	920,070
4.40%, 06/10/2025	300,000	331,917
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	197,515
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	297,848
Fixed until 07/24/2026, 1.75% (A), 07/24/2027 (E)	GBP 400,000	537,704
Fixed until 12/17/2030 (D), 4.60% (A)	$ 300,000	300,687
JPMorgan Chase & Co.
Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	953,795
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	227,167
4.55%, 08/16/2028	1,000,000	1,151,642
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	491,083
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.11% (A), 09/11/2024	400,000	405,244
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	420,483
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	465,392
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	428,169
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	203,769
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	197,690
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	200,000	199,304
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	294,931
Stichting AK Rabobank Certificaten
19.44% (F), 12/29/2049 (C) (D)	EUR 420,200	699,726
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	590,685
2.14%, 09/23/2030	300,000	289,650
Truist Financial Corp.
Fixed until 03/01/2030 (D), 5.10% (A)	600,000	689,700
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	355,729
6.57%, 01/14/2022 (B)	400,000	406,469
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	321,892

		16,526,769

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	$ 100,000	$ 110,182
4.70%, 05/15/2028 (B)	150,000	173,131
5.15%, 05/15/2038 (B)	100,000	122,828
Suntory Holdings Ltd.
2.25%, 10/16/2024 (B)	400,000	414,291

		820,432

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	300,000	357,713

Building Products - 0.5%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	640,424
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	447,991
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	300,000	306,000

		1,394,415

Capital Markets - 1.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	411,004
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	200,000	179,139
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (A)	200,000	208,500
Credit Suisse Group AG
3.75%, 03/26/2025	900,000	970,297
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (G)	200,000	203,075
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	350,000	373,094
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	216,268
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 1.88% (A), 10/28/2027	700,000	735,000
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	539,130
Nomura Holdings, Inc.
2.65%, 01/16/2025	300,000	312,403
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	441,753

		4,589,663

Chemicals - 0.7%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	194,948
Huntsman International LLC
4.50%, 05/01/2029	370,000	418,934
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	210,800
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,010
5.18%, 04/24/2028 (B)	400,000	449,107
Yara International ASA
3.15%, 06/04/2030 (B)	400,000	421,515

		1,796,314

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	212,513

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	$ 400,000	$ 392,696

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	309,996

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	400,000	410,080
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	200,000	200,434
OneMain Finance Corp.
8.88%, 06/01/2025	300,000	325,500

		936,014

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	300,000	305,995
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	525,025

		831,020

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,310,408
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	101,195
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	336,176
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	198,172
2.63%, 03/20/2025 (B)	400,000	406,924
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	42,620	42,499
GE Capital Funding LLC
4.40%, 05/15/2030	700,000	812,387
Helios Leasing I LLC
1.56%, 09/28/2024	53,764	54,634
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	418,641
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	500,000	509,044
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	300,000	308,535
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	200,000	201,500

		4,700,115

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.65%, 06/01/2051	200,000	202,617
4.50%, 05/15/2035	100,000	116,899
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	200,000	237,205
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	213,860
Verizon Communications, Inc.
2.10%, 03/22/2028	800,000	811,388

		1,581,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.2%
Alabama Power Co.
3.45%, 10/01/2049	$ 300,000	$ 323,062
4.15%, 08/15/2044	100,000	116,965
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	91,592
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	108,587
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	300,000	298,050
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,118,804
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	98,945
Edison International
3.55%, 11/15/2024	100,000	106,025
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,162,003
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	320,414
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B) (E)	400,000	386,580
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	222,154
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	202,809
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	99,645
3-Month LIBOR + 1.38%, 1.50% (A), 11/15/2021	600,000	600,280
3.50%, 06/15/2025 (H)	120,000	125,146
3.75%, 08/15/2042	100,000	90,181
4.25%, 08/01/2023 (H)	300,000	313,964
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	644,025
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049 (B)	300,000	320,700
Southern California Edison Co.
3.90%, 03/15/2043	100,000	106,197
4.00%, 04/01/2047	600,000	642,000
4.05%, 03/15/2042	100,000	107,085
4.65%, 10/01/2043	100,000	115,160
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	831,333
SP Group Treasury Pte Ltd.
3.38%, 02/27/2029 (B)	250,000	274,938

		8,826,644

Electronic Equipment, Instruments & Components - 0.2%
Flex Ltd.
4.75%, 06/15/2025	200,000	221,917
4.88%, 06/15/2029	170,000	195,414

		417,331

Entertainment - 0.0% (I)
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	86,353

Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,239
4.50%, 07/30/2029	200,000	232,025
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	300,000	307,880

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.
3.38%, 10/15/2026	$ 600,000	$ 649,302
4.00%, 06/01/2025	300,000	327,369
4.40%, 02/15/2026	670,000	748,358
Brixmor Operating Partnership LP
3-Month LIBOR + 1.05%, 1.18% (A), 02/01/2022	600,000	601,333
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	223,847
Essex Portfolio LP
4.00%, 03/01/2029	500,000	560,236
Kilroy Realty LP
4.38%, 10/01/2025	590,000	655,981
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B)	500,000	532,500
Mid-America Apartments LP
4.00%, 11/15/2025	580,000	636,681
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	622,309
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (E)	200,000	197,933
STORE Capital Corp.
2.75%, 11/18/2030	300,000	301,063
UDR, Inc.
3.00%, 08/15/2031	300,000	313,575
VEREIT Operating Partnership LP
4.63%, 11/01/2025	500,000	561,664
WP Carey, Inc.
4.60%, 04/01/2024	400,000	433,907

		8,017,202

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	500,000	593,431

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.
1.73%, 04/01/2031 (E)	200,000	192,671
Boston Scientific Corp.
2.65%, 06/01/2030	100,000	103,089
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	30,000	32,240

		328,000

Health Care Providers & Services - 1.4%
Adventist Health System
2.43%, 09/01/2024	400,000	411,601
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	538,153
Banner Health
1.90%, 01/01/2031	300,000	297,313
CHRISTUS Health
4.34%, 07/01/2028	300,000	342,186
Cigna Corp.
2.38%, 03/15/2031	100,000	100,723
CVS Health Corp.
5.05%, 03/25/2048	500,000	644,132
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	102,861
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	193,838
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	262,145

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
4.13%, 06/15/2029	$ 100,000	$ 111,808
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	200,000	202,008
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	449,549
UnitedHealth Group, Inc.
2.90%, 05/15/2050	100,000	100,008

		3,756,325

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	420,000	484,086
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	214,764
5.38%, 04/15/2026	100,000	113,695
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	201,012
Marriott International, Inc.
2.85%, 04/15/2031	200,000	202,328
McDonald’s Corp.
3.80%, 04/01/2028	400,000	446,696
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	100,000	94,000

		1,756,581

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.45% (A), 12/15/2021 (D)	200,000	195,926

Insurance - 0.8%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	300,000	302,322
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (B)	100,000	103,576
Fidelity National Financial, Inc.
3.40%, 06/15/2030	400,000	429,126
First American Financial Corp.
4.60%, 11/15/2024	20,000	21,931
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	200,000	210,930
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	124,781
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	800,000	908,880

		2,101,546

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	89,579
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B) (E)	200,000	218,830

		308,409

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (E)	300,000	275,181
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	46,700

		321,881

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	$ 100,000	$ 100,811

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	800,000	859,953

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	326,300

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	731,374
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	190,397
4.20%, 03/15/2028	500,000	558,042
4.80%, 03/01/2050	300,000	335,927
Comcast Corp.
2.94%, 11/01/2056 (B)	672,000	634,763
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	187,569
Discovery Communications LLC
4.00%, 09/15/2055	365,000	380,407

		3,018,479

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B) (E)	100,000	103,375

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (B)	200,000	209,796

Multi-Utilities - 0.4%
Black Hills Corp.
2.50%, 06/15/2030	400,000	404,979
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (E)	100,000	106,000
Public Service Co. of Colorado
1.88%, 06/15/2031	150,000	147,245
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	288,563

		946,787

Oil, Gas & Consumable Fuels - 2.7%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	213,923
APT Pipelines Ltd.
4.25%, 07/15/2027 (B)	300,000	340,466
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	419,882
Diamondback Energy, Inc.
2.88%, 12/01/2024	300,000	314,951
Dolphin Energy Ltd. LLC
5.50%, 12/15/2021 (C)	400,000	403,520
Energy Transfer LP
4.75%, 01/15/2026	40,000	44,688
5.80%, 06/15/2038	500,000	610,627
7.50%, 07/01/2038	100,000	138,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.20%, 02/15/2052	$ 370,000	$ 356,243
Kinder Morgan, Inc.
7.75%, 01/15/2032	400,000	573,173
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	313,723
Pertamina Persero PT
4.18%, 01/21/2050 (B)	400,000	402,000
Petronas Energy Canada Ltd.
2.11%, 03/23/2028 (B)	200,000	200,583
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	416,436
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,113,575
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B) (E)	400,000	400,020
Sinopec Group Overseas Development Ltd.
4.13%, 09/12/2025 (B)	500,000	550,137
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	200,000	206,690
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	129,010
Williams Cos., Inc.
2.60%, 03/15/2031	300,000	303,720
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	21,247

		7,473,311

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	1,177,215
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	207,260

		1,384,475

Professional Services - 0.3%
Block Financial LLC
3.88%, 08/15/2030	400,000	434,576
IHS Markit Ltd.
4.75%, 08/01/2028	300,000	351,255

		785,831

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	156,290
2.88%, 02/15/2025 (B)	100,000	102,786
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	56,000	61,102
Union Pacific Corp.
4.10%, 09/15/2067	200,000	234,643

		554,821

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
3.19%, 11/15/2036	300,000	298,635
4.30%, 11/15/2032	400,000	447,707
Marvell Technology, Inc.
4.20%, 06/22/2023 (B)	200,000	211,175
Skyworks Solutions, Inc.
0.90%, 06/01/2023	300,000	300,578

		1,258,095

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	$ 100,000	$ 98,325
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	174,250
Microsoft Corp.
2.92%, 03/17/2052	314,000	325,669
Oracle Corp.
2.95%, 05/15/2025	290,000	307,683
VMware, Inc.
4.65%, 05/15/2027	300,000	344,316

		1,250,243

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	600,000	906,408
Seagate HDD Cayman
4.13%, 01/15/2031	400,000	417,000

		1,323,408

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.
4.25%, 03/15/2029 (B)	300,000	308,721

Tobacco - 0.1%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	213,947

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	200,000	212,508
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	412,544

		625,052

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/2025 (B) (E)	20,000	21,211
3.90%, 03/22/2023 (B)	200,000	208,848

		230,059

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	350,000	373,800
5.15%, 09/20/2029 (B)	400,000	457,000
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	195,875

		1,026,675

Total Corporate Debt Securities (Cost $82,212,913)		87,182,987

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	900,000	959,341

Dominican Republic - 0.2%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	400,000	408,004

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.5%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	$ 1,400,000	$ 1,446,723

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (C)	PEN 1,500,000	364,483
5.94%, 02/12/2029 (B)	1,200,000	291,587
8.20%, 08/12/2026 (B)	600,000	163,311

		819,381

Qatar - 0.2%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 300,000	365,622
4.50%, 01/20/2022 (C)	200,000	202,400

		568,022

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	308,295

Romania - 0.0% (I)
Romania Government International Bond
2.63%, 12/02/2040 (B)	EUR 100,000	107,843

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (C)	$ 200,000	238,960

Total Foreign Government Obligations (Cost $4,981,780)		4,856,569

LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (A), 10/15/2038 (J) (K) (L)	597,675	577,307

Hotels, Restaurants & Leisure - 0.0% (I)
IRB Holding Corp.
Term Loan,
3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	99,250	99,409

IT Services - 0.1%
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	199,000	199,050

Total Loan Assignments (Cost $884,641)		875,766

MORTGAGE-BACKED SECURITIES - 4.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	203,001	204,518
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.13% (A), 04/15/2036 (B)	500,000	498,959

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
2.54% (A), 05/25/2034	$ 5,049	$ 5,240
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
SOFRA + 1.16%, 1.21% (A), 09/15/2036 (B)	25,831	25,831
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.91% (A), 09/25/2035	154,018	118,824
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	246,724	239,255
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	93,784	97,828
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	400,000	439,517
CSMC Trust
Series 2019-RPL9, Class A1,
2.96% (A), 10/27/2059 (B)	172,009	173,195
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	222,887
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,060,341
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 04/15/2026 (B)	200,000	200,620
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (C)	GBP 33,539	45,068
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	$ 382,849	386,261
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.68% (A), 07/19/2035	47,740	40,617
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	630,619
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	446,146	476,812
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	114,419	114,191
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	249,389	256,447
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	963,436
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	1,457,871	13,439

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	$ 19,808	$ 20,012
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	763,333
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	426,590	440,636
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	216,149	222,251
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.10%, 10/20/2051	GBP 724,851	984,334
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 190,427	197,216
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (C)	GBP 280,707	369,898
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (C)	64,317	84,550
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (C)	76,940	100,306
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (C)	60,109	78,676
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.76% (A), 08/25/2046	$ 397,328	392,351
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	973,528

Total Mortgage-Backed Securities (Cost $10,488,165)		10,840,996

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	302,040
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	313,222
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	477,041
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	100,000	96,881

		1,189,184

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	221,844

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	$ 200,000	$ 206,148

New York - 0.3%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	299,880
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	400,000	538,596

		838,476

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	300,000	358,371

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	21,952	22,010

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	140,000	145,994

Total Municipal Government Obligations (Cost $2,651,111)		2,982,027

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
Export-Import Bank of the US
1.58%, 11/16/2024	58,246	59,094
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	414,020	452,801
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,000,000	1,103,254
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.45% (A), 01/15/2038	388,492	389,195
1-Month LIBOR + 0.40%, 0.48% (A), 02/15/2041 - 09/15/2045	192,507	194,902
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.90% (A), 01/15/2038	388,492	24,787
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.81% (A), 09/15/2043	472,963	100,133
Federal National Mortgage Association
3.50%, 06/01/2045	79,574	85,329
4.00%, 09/01/2048	78,348	84,000
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	84,136	84,464
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	238,082	15,655

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.89% (A), 05/20/2066 - 06/20/2066	$ 1,636,459	$ 1,657,905
Uniform Mortgage-Backed Security
1.50%, TBA (M)	800,000	806,656
3.00%, TBA (M)	2,400,000	2,504,049
4.00%, TBA (M)	4,800,000	5,148,187
4.50%, TBA (M)	900,000	974,531

Total U.S. Government Agency Obligations (Cost $13,614,478)		13,684,942

U.S. GOVERNMENT OBLIGATIONS - 19.7%
U.S. Treasury - 19.7%
U.S. Treasury Bond
1.13%, 05/15/2040	2,070,000	1,785,375
1.13%, 08/15/2040 (N)	700,000	601,016
1.75%, 08/15/2041	900,000	858,234
1.88%, 02/15/2041 (N)	6,000,000	5,855,625
2.25%, 05/15/2041	700,000	726,250
3.00%, 02/15/2048 - 08/15/2048 (N)	2,700,000	3,204,197
3.13%, 11/15/2041 - 05/15/2048 (N)	5,060,000	6,071,949
4.25%, 05/15/2039 (N)	3,400,000	4,625,461
4.38%, 05/15/2041 (N)	2,300,000	3,215,328
4.50%, 08/15/2039 (N)	16,630,000	23,315,130
U.S. Treasury Bond, Principal Only STRIPS
08/15/2044 - 05/15/2050 (E)	3,800,000	2,083,330
U.S. Treasury Note
0.13%, 01/15/2024 (N)	1,200,000	1,193,484
1.13%, 02/29/2028 (E)	90,000	89,371
1.50%, 02/15/2030 (N)	330,000	331,766

Total U.S. Government Obligations (Cost $53,743,282)		53,956,516

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 33.6%
U.S. Cash Management Bill
0.04% (O), 01/18/2022 - 01/25/2022 (P)	5,400,000	5,399,347
0.04% (O), 01/04/2022 (P) (Q)	1,500,000	1,499,885
0.05% (O), 01/04/2022	2,600,000	2,599,801
U.S. Treasury Bill
0.04% (O), 11/12/2021 - 12/16/2021	38,900,000	38,897,864
0.05% (O), 03/24/2022 (P)	700,000	699,848
0.05% (O), 02/03/2022 (E)	5,200,000	5,199,187
0.05% (O), 02/17/2022 - 03/31/2022	33,100,000	33,093,126
0.06% (O), 03/03/2022	4,600,000	4,599,120

Total Short-Term U.S. Government Obligations (Cost $91,987,107)		91,988,178

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (O)	5,785,477	5,785,477

Total Other Investment Company (Cost $5,785,477)		5,785,477

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (O), dated 09/30/2021, to be repurchased at $1,340,637 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $1,367,522.

$ 1,340,637	$ 1,340,637

Total Repurchase Agreement (Cost $1,340,637)	1,340,637

Total Investments Excluding Options/Swaptions Purchased (Cost $283,750,124)	289,655,613
Total Options/Swaptions Purchased - 1.1% (Cost $3,771,691)	2,913,632

Total Investments (Cost $287,521,815)	292,569,245
Net Other Assets (Liabilities) - (6.8)%	(18,734,571)

Net Assets - 100.0%	$ 273,834,674

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENT - (5.8)% (R)

Bank of Nova Scotia, 0.07% (O), dated 09/09/2021, to be repurchased at $(15,799,579) on 10/06/2021. Collateralized by U.S. Government Obligations, 0.00% - 4.50% due 03/17/2022 - 08/15/2039, and with a total value of $(15,822,011).

	$ (15,798,750)	$ (15,799,426)

Total Reverse Repurchase Agreement	$ (15,798,750)	$ (15,799,426)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,550.00	06/17/2022	USD	104,673,222	243	$3,737,591	$2,855,250

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.01%	12/28/2021	USD	5,500,000	$34,100	$58,382

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America High Yield Index - Series 36	CSS	Pay	1.04%	12/15/2021	USD	600,000	$(2,310)	$(2,298)
Put - North America Investment Grade Index - Series 36	BOA	Pay	0.70	11/17/2021	USD	1,000,000	(1,160)	(414)
Put - North America Investment Grade Index - Series 36	MSC	Pay	0.75	12/15/2021	USD	2,800,000	(2,917)	(1,760)
Put - North America Investment Grade Index - Series 36	BNP	Pay	0.75	12/15/2021	USD	900,000	(837)	(566)
Put - North America Investment Grade Index - Series 36	DUB	Pay	0.75	12/15/2021	USD	1,000,000	(870)	(629)
Put - North America Investment Grade Index - Series 36	CSS	Pay	0.80	12/15/2021	USD	600,000	(609)	(324)
Put - North America Investment Grade Index - Series 36	MSC	Pay	0.80	12/15/2021	USD	1,600,000	(1,504)	(865)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80	12/15/2021	USD	900,000	(934)	(487)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80	10/20/2021	USD	1,000,000	(1,060)	(69)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.90	11/17/2021	USD	200,000	(200)	(41)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN (continued):

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 36	DUB	Pay	1.02%	01/19/2022	USD	1,400,000	$(6,860)	$(6,439)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.80	01/19/2022	USD	2,400,000	(3,060)	(3,083)

Total							$(22,321)	$(16,975)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 30-Year	BOA	3-Month USD-LIBOR	Pay	0.02%	12/28/2021	USD	1,100,000	$(34,100)	$(71,074)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(56,421)	$(88,049)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.47%	USD 100,000	$2,228	$1,154	$1,074
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.55	USD 300,000	6,459	4,107	2,352
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.62	USD 200,000	1,399	686	713

Total						$10,086	$5,947	$4,139

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD 400,000	$(15,871)	$(13,968)	$(1,903)
North America High Yield Index - Series 37	5.00	Quarterly	12/20/2026	USD 800,000	74,773	76,280	(1,507)
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD 5,900,000	142,795	140,825	1,970
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD 9,000,000	215,763	218,211	(2,448)

Total					$417,460	$421,348	$(3,888)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD 300,000	$(773)	$2	$(775)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD 1,200,000	(2,605)	835	(3,440)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD 1,900,000	12,205	—	12,205

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.45%	Semi-Annually/Quarterly	07/16/2031	USD	1,500,000	$10,700	$—	$10,700
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	1,700,000	9,535	—	9,535
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	2,692	—	2,692
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	(44,516)	(48,854)	4,338
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	03/16/2032	EUR	2,900,000	6,295	55,365	(49,070)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	(51,110)	(59,456)	8,346

Total							$(57,577)	$(52,108)	$(5,469)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00%	Quarterly	12/20/2026	1.68%	USD 300,000	$(10,052)	$(8,130)	$(1,922)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	2.10	USD 500,000	(26,856)	(25,009)	(1,847)

Total							$(36,908)	$(33,139)	$(3,769)

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$14,797	$(68,085)	$82,882
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	899,374	8,441	(49,819)	58,260

Total							$23,238	$(117,904)	$141,142

									Value
OTC Swap Agreements, at value (Assets)									$23,238
OTC Swap Agreements, at value (Liabilities)									$(36,908)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	147	12/31/2021	$18,158,141	$18,043,101	$—	$(115,040)
10-Year U.S. Treasury Note	42	12/21/2021	5,603,449	5,527,594	—	(75,855)
10-Year U.S. Treasury Ultra Note	12	12/21/2021	1,781,914	1,743,000	—	(38,914)
30-Year U.S. Treasury Bond	5	12/21/2021	821,023	796,094	—	(24,929)
E-Mini Russell 2000® Index	124	12/17/2021	13,835,365	13,644,960	—	(190,405)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Euro-BTP Italy Government Bond	19	12/08/2021	$3,384,048	$3,344,214	$—	$(39,834)
MSCI EAFE Index	121	12/17/2021	14,324,602	13,715,350	—	(609,252)
S&P 500® E-Mini Index	344	12/17/2021	76,497,326	73,921,300	—	(2,576,026)

Total					$—	$(3,670,255)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	12/31/2021	$(12,330,004)	$(12,323,062)	$6,942	$—
Euro OAT	(22)	12/08/2021	(4,294,929)	(4,229,020)	65,909	—
German Euro Bund	(33)	12/08/2021	(6,584,695)	(6,491,462)	93,233	—
U.S. Treasury Ultra Bond	(4)	12/21/2021	(797,619)	(764,250)	33,369	—

Total					$199,453	$—

Total Futures Contracts					$199,453	$(3,670,255)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/04/2021	GBP	138,000	USD	189,185	$—	$(3,243)
BNP	10/05/2021	USD	331,123	MXN	6,722,000	5,784	—
BNP	01/12/2022	MXN	61,000	USD	2,979	—	(67)
BOA	10/04/2021	GBP	1,888,000	USD	2,552,847	—	(8,948)
BOA	11/02/2021	USD	2,552,959	GBP	1,888,000	8,968	—
CITI	10/04/2021	USD	884,658	EUR	748,000	18,141	—
CITI	11/22/2021	RUB	3,723,526	USD	50,384	282	—
CITI	12/09/2021	USD	357,568	PEN	1,314,384	40,444	—
CITI	03/25/2022	USD	1,048,781	PEN	3,862,871	123,705	—
GSB	10/04/2021	USD	785,805	BRL	4,188,340	17,307	—
GSB	10/04/2021	BRL	2,094,170	USD	395,761	—	(11,512)
GSB	11/03/2021	BRL	2,094,170	USD	391,068	—	(8,543)
HSBC	10/05/2021	MXN	6,722,000	USD	319,297	6,042	—
SCB	10/04/2021	USD	2,776,403	GBP	2,026,000	46,562	—
SCB	10/22/2021	RUB	10,169,000	USD	135,134	3,999	—

Total						$271,234	$(32,313)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$16,161,518	$—	$16,161,518
Corporate Debt Securities	—	87,182,987	—	87,182,987
Foreign Government Obligations	—	4,856,569	—	4,856,569
Loan Assignments	—	298,459	577,307	875,766
Mortgage-Backed Securities	—	10,840,996	—	10,840,996
Municipal Government Obligations	—	2,982,027	—	2,982,027
U.S. Government Agency Obligations	—	13,684,942	—	13,684,942
U.S. Government Obligations	—	53,956,516	—	53,956,516
Short-Term U.S. Government Obligations	—	91,988,178	—	91,988,178
Other Investment Company	5,785,477	—	—	5,785,477
Repurchase Agreement	—	1,340,637	—	1,340,637
Exchange-Traded Options Purchased	2,855,250	—	—	2,855,250
Over-the-Counter Interest Rate Swaptions Purchased	—	58,382	—	58,382

Total Investments	$8,640,727	$283,351,211	$577,307	$292,569,245

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$443,417	$—	$443,417
Centrally Cleared Interest Rate Swap Agreements	—	41,427	—	41,427
Over-the-Counter Credit Default Swap Agreements	—	23,238	—	23,238
Futures Contracts (Y)	199,453	—	—	199,453
Forward Foreign Currency Contracts (Y)	—	271,234	—	271,234

Total Other Financial Instruments	$199,453	$779,316	$—	$978,769

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(15,799,426)	$—	$(15,799,426)
Over-the-Counter Credit Default Swaptions Written	—	(16,975)	—	(16,975)
Over-the-Counter Interest Rate Swaptions Written	—	(71,074)	—	(71,074)
Centrally Cleared Credit Default Swap Agreements	—	(15,871)	—	(15,871)
Centrally Cleared Interest Rate Swap Agreements	—	(99,004)	—	(99,004)
Over-the-Counter Credit Default Swap Agreements	—	(36,908)	—	(36,908)
Futures Contracts (Y)	(3,670,255)	—	—	(3,670,255)
Forward Foreign Currency Contracts (Y)	—	(32,313)	—	(32,313)

Total Other Financial Instruments	$(3,670,255)	$(16,071,571)	$—	$(19,741,826)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $50,764,984, representing 18.5% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $3,164,436, representing 1.2% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,637,716, collateralized by cash collateral of $5,785,477 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,135,300. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At September 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 11/24/2025, 2.13%, 11/24/2026	11/17/2020	$200,000	$203,075	0.1%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2021, the total value of such securities is $439,110, representing 0.2% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fixed rate loan commitment at September 30, 2021.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $1,054,119, representing 0.4% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2021 was $3,547,960 at a weighted average interest rate of -0.05%.
(O)	Rates disclosed reflect the yields at September 30, 2021.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $5,651,361.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The value of the security is $10,999.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2021 was $41,563,698 at a weighted average interest rate of 0.09%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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